INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of income tax [Abstract]
Disclosure of Major Components of Tax Expense
Income tax expense for each of the years presented is as follows:

	Year ended December 31,
	2023	2022	2021

Current tax
Current tax	(578,902)	(671,016)	(1,650,281)
Recovery of income tax	13,429	—	—

Deferred tax (Note 19)
Deferred tax	102,431	80,692	185,655
Effect of changes in tax law (1)	—	—	(9,117)
Recognition of previously unrecognized deferred tax assets (2)	128,634	—	—
Recovery of income tax	—	16,596	76,604

Income tax expense	(334,408)	(573,728)	(1,397,139)
(1) For 2021, it includes the modification of the tax rate in Argentina enacted in 2017 and modified in 2019 and 2021, setting the corporate income tax rate to 35% for the year 2021 going forward.
(2) It includes the recovery of unrecognized tax losses and temporary differences in Ternium Brasil Ltda.

Schedule of Effective Income Tax Rate Reconciliation
Income tax expense for the years ended December 31, 2023, 2022 and 2021 differed from the amount computed by applying the statutory income tax rate in force in each country in which the company operates to pre-tax income as a result of the following:

	Year ended December 31,
	2023	2022	2021

Income before income tax	1,320,782	2,666,500	5,764,330
Income tax expense at statutory tax rate	(643,686)	(785,888)	(1,633,556)
Non taxable income	39,755	—	37,815
Non deductible expenses	—	(45,862)	—
Effect of currency translation on tax base (1)	180,582	241,426	131,115
Recognition of previously unrecognized deferred tax assets	128,634	—	—
Provision for tax losses	(53,122)	—	—
Recovery of income tax	13,429	16,596	76,604
Effect of changes in tax law	—	—	(9,117)

Income tax expense	(334,408)	(573,728)	(1,397,139)
(1) Ternium applies the liability method to recognize deferred income tax on temporary differences between the tax bases of assets and their carrying amounts in the financial statements. By application of this method, Ternium recognizes gains and losses on deferred income tax due to the effect of the change in the value on the tax basis in subsidiaries, which have a functional currency different to their local currency, mainly Mexico and Argentina.